Significant Subsidiaries - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2020
Argentina [member] | Unilever de Argentina S.A [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Argentina
Name of subsidiary	Unilever de Argentina S.A.
Percentage interest in subsidiary	100.00%
Australia [member] | Unilever Australia Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Name of subsidiary	Unilever Australia Limited
Percentage interest in subsidiary	100.00%
Bangladesh | Unilever Bangladesh Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Bangladesh
Name of subsidiary	Unilever Bangladesh Limited
Percentage interest in subsidiary	60.75%
Brazil [member] | Unilever Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil
Name of subsidiary	Unilever Brasil Ltda.
Percentage interest in subsidiary	100.00%
Canada [member] | Unilever Canada Inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Name of subsidiary	Unilever Canada Inc.
Percentage interest in subsidiary	100.00%
China [member] | Unilever Services (Hefei) Co Ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Name of subsidiary	Unilever Services (Hefei) Co. Ltd
Percentage interest in subsidiary	100.00%
China [member] | Walls (China) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Name of subsidiary	Walls (China) Co. Limited
Percentage interest in subsidiary	100.00%
England and Wales [member] | Unilever UK & CN Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever UK & CN Holdings Limited
Percentage interest in subsidiary	100.00%
England and Wales [member] | Unilever Global IP Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever Global IP Ltd
Percentage interest in subsidiary	100.00%
England and Wales [member] | Unilever UK Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever U.K. Holdings Limited
Percentage interest in subsidiary	100.00%
England and Wales [member] | Unilever UK Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever UK Limited
Percentage interest in subsidiary	100.00%
England and Wales [member] | Unilever UK Central Resources Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever U.K. Central Resources Limited
Percentage interest in subsidiary	100.00%
France [member] | Unilever France S.A.S [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	France
Name of subsidiary	Unilever France S.A.S
Percentage interest in subsidiary	99.99%
Germany [Member] | Unilever Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland GmbH
Percentage interest in subsidiary	100.00%
Germany [Member] | Unilever Deutschland Holding GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland Holding GmbH
Percentage interest in subsidiary	100.00%
India [Member] | Hindustan Unilever Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Name of subsidiary	Hindustan Unilever Limited
Percentage interest in subsidiary	61.90%
Indonesia [Member] | P T Unilever Indonesia Tbk [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Indonesia
Name of subsidiary	PT Unilever Indonesia Tbk
Percentage interest in subsidiary	84.99%
Italy [Member] | Unilever Italia Mkt Operations SRL [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Name of subsidiary	Unilever Italia Mkt Operations S.R.L.
Percentage interest in subsidiary	100.00%
Korea | Carver Korea Co Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Korea
Name of subsidiary	Carver Korea Co., Ltd
Percentage interest in subsidiary	100.00%
Mexico [Member] | Unilever de Mexico S de R L de C V [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico
Name of subsidiary	Unilever de Mexico, S. de R.I. de C.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | Mixhold BV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Mixhold B.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | Unilever Finance International B V [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Finance International B.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | Unilever Finance Netherlands BV [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Finance Netherlands B.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | Unilever IP Holdings BV [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever IP Holdings B.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | Unilever Nederland B V [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Nederland B.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | Unilever Europe BV [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Europe B.V.
Percentage interest in subsidiary	100.00%
Netherlands [Member] | UNUS Holding BV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	UNUS Holding B.V.
Percentage interest in subsidiary	100.00%
Pakistan [Member] | Unilever Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Pakistan
Name of subsidiary	Unilever Pakistan Limited
Percentage interest in subsidiary	99.28%
Philippines [Member] | Unilever Philippines, Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Philippines
Name of subsidiary	Unilever Philippines, Inc.
Percentage interest in subsidiary	100.00%
Russia [member] | OOO Unilever Rus [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia
Name of subsidiary	OOO Unilever Rus
Percentage interest in subsidiary	100.00%
Singapore [Member] | Unilever Asia Private Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Singapore
Name of subsidiary	Unilever Asia Private Limited
Percentage interest in subsidiary	100.00%
South Africa [Member] | Unilever South Africa (Pty) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	South Africa
Name of subsidiary	Unilever South Africa (Pty) Limited
Percentage interest in subsidiary	100.00%
Switzerland [Member] | Unilever ASCC AG [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever ASCC AG
Percentage interest in subsidiary	100.00%
Switzerland [Member] | Unilever Finance International AG [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever Finance International AG
Percentage interest in subsidiary	100.00%
Switzerland [Member] | Unilever Supply Chain Company AG [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever Supply Chain Company AG
Percentage interest in subsidiary	100.00%
Thailand [Member] | Unilever Thai Trading Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Thailand
Name of subsidiary	Unilever Thai Trading Limited
Percentage interest in subsidiary	100.00%
Turkey [Member] | Unilever Sanayi ve Ticaret Turk AS [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Turkey
Name of subsidiary	Unilever Sanayi ve Ticaret Turk A.S
Percentage interest in subsidiary	99.98%
United States [member] | Conopco, Inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Conopco, Inc.
Percentage interest in subsidiary	100.00%
United States [member] | Unilever Capital Corporation [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Unilever Capital Corporation
Percentage interest in subsidiary	100.00%
United States [member] | Unilever North America Supply Chain Company LLC [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Unilever North America Supply Chain Company LLC
Percentage interest in subsidiary	100.00%
United States [member] | Unilever United States, Inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Unilever United States, Inc.
Percentage interest in subsidiary	100.00%
United States [member] | Ben Jerrys Homemade Inc [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Ben & Jerry’s Homemade, Inc.
Percentage interest in subsidiary	100.00%
Vietnam [member] | Unilever Vietnam International Company Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Vietnam
Name of subsidiary	Unilever Vietnam International Company Limited
Percentage interest in subsidiary	100.00%